Shareholder Report, Line Graph (Details) - USD ($)	Dec. 31, 2024	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Mar. 16, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Nov. 29, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014
Russell 3000 Index
Account Value [Line Items]
Account Value	$ 32,604	$ 31,767	$ 29,904	$ 28,973	$ 26,334	$ 23,497	$ 24,288	$ 22,408	$ 20,907	$ 19,506	$ 20,418	$ 24,512	$ 25,877	$ 23,681	$ 23,705	$ 21,900	$ 20,593	$ 17,957	$ 16,443	$ 13,475		$ 17,035	$ 15,614	$ 15,435	$ 14,828	$ 13,002	$ 15,172	$ 14,163	$ 13,633	$ 13,721	$ 12,903	$ 12,339	$ 11,978	$ 11,327		$ 10,870	$ 10,412	$ 10,145	$ 10,048	$ 9,455	$ 10,194	$ 10,180	$ 10,000
Russell 3000 Index
Account Value [Line Items]
Account Value	32,604	31,767	29,904	28,973	26,334	23,497	24,288	22,408	20,907	19,506	20,418	24,512	25,877	23,681	23,705	21,900	20,593	17,957	16,443	13,475		17,035	15,614	15,435	14,828	13,002	15,172	14,163	13,633	13,721	12,903	12,339	11,978	11,327		10,870	10,412	10,145	10,048	9,455	10,194	10,180	10,000
Russell 3000 Index
Account Value [Line Items]
Account Value	1,463,644	1,426,091	1,342,467	1,300,639	1,182,191	1,054,851	1,090,328	1,005,960	938,568	875,677	916,599	1,100,375	1,161,694	1,063,067	1,064,150	983,141	924,466	806,115	738,150	604,904		764,731	700,962	692,907	665,648	583,679	681,090	635,796	611,997	615,967	579,257	553,935	537,720	508,515	$ 500,000
Russell 3000 Index
Account Value [Line Items]
Account Value	26,290	25,616	24,114	23,362	21,235	18,948	19,585	18,069	16,859	15,729	16,464	19,765	20,867	19,095	19,115	17,659	16,606	14,480	13,259	10,865	$ 10,000
S&P 500 Index
Account Value [Line Items]
Account Value	34,254	33,448	31,589	30,291	27,399	24,531	25,361	23,322	21,696	20,170	21,206	25,276	26,494	23,863	23,724	21,856	20,585	18,355	16,850	13,979		17,386	15,940	15,674	15,027	13,223	15,290	14,195	13,724	13,829	12,967	12,411	12,039	11,351		10,933	10,527	10,275	10,138	9,471	10,123	10,095	10,000
S&P 500 Index
Account Value [Line Items]
Account Value	34,254	33,448	31,589	30,291	27,399	24,531	25,361	23,322	21,696	20,170	21,206	25,276	26,494	23,863	23,724	21,856	20,585	18,355	16,850	13,979		17,386	15,940	15,674	15,027	13,223	15,290	14,195	13,724	13,829	12,967	12,411	12,039	11,351		$ 10,933	$ 10,527	$ 10,275	$ 10,138	$ 9,471	$ 10,123	$ 10,095	$ 10,000
S&P 500 Index
Account Value [Line Items]
Account Value	1,534,934	1,498,825	1,415,501	1,357,354	1,227,754	1,099,236	1,136,436	1,045,074	972,188	903,848	950,245	1,132,607	1,187,201	1,069,289	1,063,101	979,376	922,417	822,499	755,075	626,393		$ 779,076	$ 714,290	$ 702,362	$ 673,381	$ 592,515	$ 685,145	$ 636,097	$ 614,980	$ 619,684	$ 581,073	$ 556,155	$ 539,495	$ 508,640	$ 500,000
S&P 500 Index
Account Value [Line Items]
Account Value	$ 26,561	$ 25,936	$ 24,494	$ 23,488	$ 21,245	$ 19,021	$ 19,665	$ 18,084	$ 16,823	$ 15,640	$ 16,443	$ 19,599	$ 20,544	$ 18,503	$ 18,396	$ 16,947	$ 15,962	$ 14,233	$ 13,066	$ 10,839	$ 10,000